Cash distribution and earnings per unit - Schedule of earnings per unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net income	$ 118,160	$ 99,913	$ 203,825	$ 236,592
Limited Partner [Member]
Net income	$ 115,797	$ 97,914	$ 199,749	$ 231,860
Income attributable to:
Weighted average units outstanding basic	30,154,171	22,653,219	30,154,171	17,041,426
Earnings per unit basic	$ 3.84	$ 4.32	$ 6.62	$ 13.61
Weighted average units outstanding diluted	30,197,087	22,739,569	30,197,087	17,127,776
Earnings per unit diluted	3.83	4.31	6.61	13.54
Earnings per unit distributed basic	0.05	0.05	0.10	0.10
Earnings per unit distributed diluted	$ 0.05	$ 0.05	$ 0.10	$ 0.10